Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Exposure to Credit Risk
9.1.	Exposure to credit risk

	12/31/2020	12/31/2019
Loans and other financing	267,349,317	307,633,542
Collective assessment	193,056,864	173,435,436
Individual assessment	74,292,453	134,198,106

Less: Allowance for ECL	(9,928,122)	(6,901,953)

	257,421,195	300,731,589

Summary of Impairment Allowance for Loans and Other Financing
The following table shows the credit quality and the debt balance to credit risk, based on the Bank’s credit risk rating system and the year-end
stage classification, taking into account the several guidelines related to flexible conditions for credit established by the BCRA to moderate the pandemic effects generated by
COVID-19
(see also note 51.1.4). The amounts are presented gross of the impairment allowances.

		12/31/2020 (*)
Internal rating grade	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		247,998,859	9,095,963		257,094,822	96.17%
High grade	0.00%-3.50%	203,625,287	74,994		203,700,281	76.20%
Standard grade	3.51%-7.00%	31,867,028	1,925,470		33,792,498	12.64%
Sub-standard grade	7.01%-33.00%	12,506,544	7,095,499		19,602,043	7.33%
Past due but not impaired	33.01%-99.99%	791,051	6,433,574		7,224,625	2.70%
Impaired	100%			3,029,870	3,029,870	1.13%

Total		248,789,910	15,529,537	3,029,870	267,349,317	100%

		93.06%	5.81%	1.13%	100%

(*)	See also note 51.1.4.

		12/31/2019
Internal rating grade	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		280,074,262	13,565,543		293,639,805	95.45%
High grade	0.00%-3.50%	234,860,526	153,443		235,013,969	76.40%
Standard grade	3.51%-7.00%	23,185,807	2,145,131		25,330,938	8.23%
Sub-standard grade	7.01%-33.00%	22,027,929	11,266,969		33,294,898	10.82%
Past due but not impaired	33.01%-99.99%	490,415	8,230,491		8,720,906	2.84%
Impaired	100%			5,272,831	5,272,831	1.71%

Total		280,564,677	21,796,034	5,272,831	307,633,542	100%

		91.20%	7.09%	1.71%	100%

Summary of Exposures Gross of Impairment Allowances

	12/31/2020
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	30,587,228			30,587,228	98.29%
Corporate bonds	365,341			365,341	1.17%
Financial trust	166,692			166,692	0.54%

Total	31,119,261			31,119,261

	100%			100%

	12/31/2019
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	11,374,373	8,996,667		20,371,040	84.64%
Corporate bonds	2,198,423			2,198,423	9.13%
Financial trust	1,498,448			1,498,448	6.23%

Total	15,071,244	8,996,667		24,067,911

	62.62%	37.38%		100%

Expected credit losses individually assessed [member]
Statement [LineItems]
Summary of Exposure to Credit Risk	The table below shows the credit quality and the debt balance to credit risk of commercial loans based by grade on the Bank’s internal credit rating system, PD range and year-end
stage classification. The Bank’s internal credit rating systems and the evaluation and measurement approaches are explained in note 51.1 “Credit risk”.

		12/31/2020 (*)
Internal rating grade	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		67,960,595	2,781,608		70,742,203	95.22%
High grade	0.00%-3.50%	64,283,220	812		64,284,032	86.53%
Standard grade	3.51%-7.00%	2,742,148	1,454,671		4,196,819	5.65%
Sub-standard grade	7.01%-33.00%	935,227	1,326,125		2,261,352	3.04%
Past due but not impaired	33.01%-99.99%	372,660	1,614,916		1,987,576	2.68%
Impaired	100%			1,562,674	1,562,674	2.10%

Total		68,333,255	4,396,524	1,562,674	74,292,453	100%

		91.98%	5.92%	2.10%	100%

(*)	See also note 51.1.4.

		12/31/2019
Internal rating grade	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		128,020,746	2,895,846		130,916,592	97.55%
High grade	0.00%-3.50%	121,115,116	10,720		121,125,836	90.26%
Standard grade	3.51%-7.00%	25,878	1,184,255		1,210,133	0.90%
Sub-standard grade	7.01%-33.00%	6,879,752	1,700,871		8,580,623	6.39%
Past due but not impaired	33.01%-99.99%		1,389,063		1,389,063	1.04%
Impaired	100%			1,892,451	1,892,451	1.41%

Total		128,020,746	4,284,909	1,892,451	134,198,106	100%

		95.40%	3.19%	1.41%	100%

Expected credit losses collectively assessed [member]
Statement [LineItems]
Summary of Exposure to Credit Risk	The table below shows the credit quality and the debt balance to credit risk of loans portfolio under collective assessment, by grade of credit risk classification based on the Bank’s internal credit rating system, PD range and year-end
stage classification. The Bank’s internal credit rating systems and the evaluation and measurement approaches are explained in note 51.1 “Credit risk”.

		12/31/2020 (*)
Internal rating grade	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		180,038,264	6,314,355		186,352,619	96.53%
High grade	0.00%-3.50%	139,342,067	74,182		139,416,249	72.22%
Standard grade	3.51%-7.00%	29,124,880	470,799		29,595,679	15.33%
Sub-standard grade	7.01%-33.00%	11,571,317	5,769,374		17,340,691	8.98%
Past due but not impaired	33.01%-99.99%	418,391	4,818,658		5,237,049	2.71%
Impaired	100%			1,467,196	1,467,196	0.76%

Total		180,456,655	11,133,013	1,467,196	193,056,864	100%

		93.47%	5.77%	0.76%	100%

(*)	See also note 51.1.4.

		12/31/2019
Internal rating grade	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		152,053,516	10,669,697		162,723,213	93.82%
High grade	0.00%-3.50%	113,745,410	142,723		113,888,133	65.66%
Standard grade	3.51%-7.00%	23,159,929	960,876		24,120,805	13.91%
Sub-standard grade	7.01%-33.00%	15,148,177	9,566,098		24,714,275	14.25%
Past due but not impaired	33.01%-99.99%	490,415	6,841,428		7,331,843	4.23%
Impaired	100%			3,380,380	3,380,380	1.95%

Total		152,543,931	17,511,125	3,380,380	173,435,436	100%

		87.95%	10.10%	1.95%	100%

Commercial [member]
Statement [LineItems]
Summary of Exposure to Credit Risk
An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to commercial lending is, as follows:

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2020	128,020,746	4,284,909	1,892,451	134,198,106
Assets originated or purchased	62,435,429	2,414,823		64,850,252
Assets derecognized or repaid	(102,930,411)	(926,908)	(1,029,675)	(104,886,994)
Transfers to Stage 1	213,137	(213,137)
Transfers to Stage 2	(378,924)	378,924
Transfers to Stage 3	(1,541,904)	(157,275)	1,699,179
Amounts Written Off			(375,325)	(375,325)
Monetary effects	(17,484,818)	(1,384,812)	(623,956)	(19,493,586)

As of December 31, 2020	68,333,255	4,396,524	1,562,674	74,292,453

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2019	140,670,991	2,125,782	2,353,984	145,150,757
Assets originated or purchased	150,197,527	4,510,146		154,707,673
Assets derecognized or repaid	(110,364,709)	(1,623,329)	(1,733,006)	(113,721,044)
Transfers to Stage 1	536,346	(428,565)	(107,781)
Transfers to Stage 2	(1,249,433)	1,249,433
Transfers to Stage 3	(2,569,451)	(29,397)	2,598,848
Amounts Written Off		(236)	(123,425)	(123,661)
Monetary effects	(49,200,525)	(1,518,925)	(1,096,169)	(51,815,619)

As of December 31, 2019	128,020,746	4,284,909	1,892,451	134,198,106

	Stage
	1	2	3	Total
ECL as at January 1, 2020	436,430	456,028	1,303,904	2,196,362
Assets originated or purchased	1,463,380	421,574		1,884,954
Assets derecognized or repaid	(335,089)	(26,302)	(813,640)	(1,175,031)
Transfers to Stage 1	9,749	(9,749)
Transfers to Stage 2	(1,181)	1,181
Transfers to Stage 3	(929,211)	(5,996)	935,207
Amounts Written Off			(329,807)	(329,807)
Monetary effects	(31,439)	(169,212)	(313,035)	(513,686)

At December 31, 2020	612,639	667,524	782,629	2,062,792

	Stage
	1	2	3	Total
ECL as at January 1, 2019	559,907	120,738	896,211	1,576,856
Assets originated or purchased	2,089,381	586,750		2,676,131
Assets derecognized or repaid	(411,175)	(87,985)	(628,383)	(1,127,543)
Transfers to Stage 1	76,434	(13,892)	(62,542)
Transfers to Stage 2	(17,184)	17,184
Transfers to Stage 3	(1,843,210)	(1,035)	1,844,245
Amounts Written Off		(5)	(53,717)	(53,722)
Monetary effects	(17,723)	(165,727)	(691,910)	(875,360)

At December 31, 2019	436,430	456,028	1,303,904	2,196,362

Consumer [member]
Statement [LineItems]
Summary of Exposure to Credit Risk
An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to consumer lending is, as follows:

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2020	152,543,931	17,511,125	3,380,380	173,435,436
Assets originated or purchased	122,636,191	6,987,337		129,623,528
Assets derecognized or repaid	(48,194,960)	(7,286,602)	(980,906)	(56,462,468)
Transfers to Stage 1	8,634,947	(8,338,341)	(296,606)
Transfers to Stage 2	(4,575,337)	4,830,837	(255,500)
Transfers to Stage 3	(1,104,828)	(309,271)	1,414,099
Amounts Written Off	(35,643)	(284,523)	(1,378,194)	(1,698,360)
Monetary effects	(49,447,646)	(1,977,549)	(416,077)	(51,841,272)

As of December 31, 2020	180,456,655	11,133,013	1,467,196	193,056,864

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2019	190,999,547	42,324,135	4,853,305	238,176,987
Assets originated or purchased	103,467,653	10,167,092		113,634,745
Assets derecognized or repaid	(71,378,819)	(19,642,849)	(1,649,885)	(92,671,553)
Transfers to Stage 1	14,992,526	(14,771,361)	(221,165)
Transfers to Stage 2	(8,171,761)	8,759,526	(587,765)
Transfers to Stage 3	(4,033,895)	(951,529)	4,985,424
Amounts Written Off	(323,899)	(936,075)	(2,198,639)	(3,458,613)
Monetary effects	(73,007,421)	(7,437,814)	(1,800,895)	(82,246,130)

As of December 31, 2019	152,543,931	17,511,125	3,380,380	173,435,436

	Stage
	1	2	3	Total
ECL as of January 1, 2020	1,561,990	1,480,048	1,663,553	4,705,591
Assets originated or purchased	4,381,186	1,785,657		6,166,843
Assets derecognized or repaid	362,221	(364,035)	(538,553)	(540,367)
Transfers to Stage 1	766,661	(621,987)	(144,674)
Transfers to Stage 2	(75,871)	188,316	(112,445)
Transfers to Stage 3	(708,400)	(48,396)	756,796
Amounts Written Off	(1,676)	(56,306)	(702,095)	(760,077)
Monetary effects	(1,655,093)	(4,471)	(47,096)	(1,706,660)

As of December 31, 2020	4,631,018	2,358,826	875,486	7,865,330

	Stage
	1	2	3	Total
ECL as at January 1, 2019	1,621,844	2,602,099	2,302,058	6,526,001
Assets originated or purchased	2,472,513	881,811		3,354,324
Assets derecognized or repaid	19,972	(1,093,709)	(917,811)	(1,991,548)
Transfers to Stage 1	733,257	(636,265)	(96,992)
Transfers to Stage 2	(115,770)	330,095	(214,325)
Transfers to Stage 3	(1,912,100)	(100,707)	2,012,807
Amounts Written Off	(9,225)	(144,692)	(1,106,555)	(1,260,472)
Monetary effects	(1,248,501)	(358,584)	(315,629)	(1,922,714)

As of December 31, 2019	1,561,990	1,480,048	1,663,553	4,705,591